Share-based Payments - Range of Exercise Prices of Outstanding Shares (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	4,589	4,481	4,876
Weighted-average remaining contractual life of options outstanding	2 years 3 months 18 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.16	$ 2.86	$ 3.60
Number of share options exercisable | shares	2,797	2,585
Weighted-average remaining contractual life of exercisable options	1 year 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.35	$ 3.01
0.79 - 1.48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	819
Weighted-average remaining contractual life of options outstanding	4 years 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 0.79
Weighted-average remaining contractual life of exercisable options	0 years
1.49 - 2.17 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	826
Weighted-average remaining contractual life of options outstanding	1 year 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.16
Number of share options exercisable | shares	826
Weighted-average remaining contractual life of exercisable options	1 year 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.16
2.18 - 2.41 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	1,002
Weighted-average remaining contractual life of options outstanding	2 months 12 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.19
Number of share options exercisable | shares	1,002
Weighted-average remaining contractual life of exercisable options	2 months 12 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.19
2.42 - 2.73 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	966
Weighted-average remaining contractual life of options outstanding	2 years 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.62
Number of share options exercisable | shares	644
Weighted-average remaining contractual life of exercisable options	2 years 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.62
2.74 - 2.83 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	976
Weighted-average remaining contractual life of options outstanding	3 years 2 months 12 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.83
Number of share options exercisable | shares	325
Weighted-average remaining contractual life of exercisable options	3 years 2 months 12 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.83